Document and Entity Information	Jun. 01, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 01, 2020
Document Effective Date	Jun. 01, 2020
Prospectus Date	Feb. 28, 2020